Non-Controlling Interests	6 Months Ended
Jun. 30, 2025
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

16. NON-CONTROLLING INTERESTS

In January 2024, the Group acquired a 51% equity interest of Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”). On October 10, 2024, the Group and Oranda agreed to terminate the equity purchase agreement, and the 51% equity interests acquired was returned to the original owner of Oranda, which lead a RMB416,179 reverse in non-controlling interest. No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination. Therefore, there was no non-controlling interest from Oranda as of December 31, 2024.

In January 2024, the Group acquired a 51% equity interest of Shenzhen Jiniu International Logistics Co., Ltd. (“JNT”). Since the Group retains control of JNT, the investment from Mr. Guojun Niu was accounted for as non-controlling interest.

In April 2024, the Group and Mr. Guojun Niu acquired a 51% and 49% equity interest of HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”), respectively. Since the Group retains control of FASTLY, the investment from Mr. Guojun Niu was accounted for as non-controlling interest.

In May 2024, the Group acquired a 51% stake in HYTX Warehouse Inc. (“HYTX”). Since the Group retains control of HYTX, the investment from HYTX INC. was accounted for as non-controlling interest. On March 18, 2025, the Group and HYTX agreed to terminate the equity purchase agreement, and the 51% equity interests acquired was returned to the original owner of HYTX. Non-controlling interest of RMB18,457 was reversed . No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination. Therefore, there was no non-controlling interest from Oranda as of June 30, 2025.

In September 2024, JYD Ezhou set up Ezhou Jayud International Logistics Co., Ltd. (” Ezhou GJHY”) with Shenzhen Qinsheng Enterprise Management Consulting LLP (” QinSheng”) and obtained 51% equity interest of Ezhou GJHY. Since the Group retains control of Ezhou GJHY, the investment from QinSheng was accounted for as non-controlling interest.

In October 2024, the Group acquired a 95% equity interest in Yukon Flooring Bellaire LLC (“YFB”), which owns a 28,320 sq.ft. warehouse and the related land located in Houston, Texas. The Group issued 2,219,828 Class A ordinary shares, equivalent to RMB14,657,148 as consideration.. Since the Group retains control of YFB, the investment from minority was accounted for as non-controlling interest.

As of December 31, 2024 and June 30, 2025, the balance of non-controlling interest is as following.

Entity	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
TYPHK	(169,385)	(174,100)	(24,320)
JYD YCKJ	(12,513,131)	(12,696,570)	(1,773,611)
JYD RHTD	1,188,534	2,041,147	285,132
JNT	(156,621)	(88,568)	(12,372)
Ezhou GJHY	-	(46,166)	(6,449)
FASTFLY	15,735	13,797	1,927
HYTX	(18,457)	-	-
YFB	(762,237)	748,505	104,560
Total	(10,891,088)	(10,201,955)	(1,425,133)